Note 1 - Organization and Summary of Significant Accounting Policies - 10K	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1. Organization and Summary of Significant Accounting Policies

VeriTeQ Acquisition Corporation (“VeriTeQ”), a Florida corporation, was formed on December 14, 2011, and in January 2012, it acquired a wholly-owned subsidiary, PositiveID Animal Health Corporation, a Florida corporation, from PositiveID Corporation (“PSID”), a related party. In December 2012, VeriTeQ formed a subsidiary, VTQ IP Holding Corporation, a Delaware corporation. VeriTeQ and its subsidiaries are referred to together as, “VeriTeQ,” “the Company,” “we,” “our,” and “us”. Our business consists of ongoing efforts to provide implantable medical device identification and radiation dose measurement technologies to the healthcare industry.

The Company is in the development stage as defined by Accounting Standards Codification subtopic 915-10 Development State Entities ("ASC 915-10") and its success depends on its ability to obtain financing and realize its marketing efforts. To date, the Company has not generated sales revenues, has incurred expenses and has sustained losses. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from December 14, 2011 (Inception) through December 31, 2012, the Company has accumulated losses of $1.6 million.

Pursuant to the terms of the share exchange agreement, further discussed in Note 13, all share information in the financial statements have been adjusted to reflect a reverse split of VeriTeQ shares in the ratio of 1 new share for 5.4027 existing shares of the Company’s outstanding common stock, which was effective on October 18, 2013. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split.

Summary of Significant Accounting Policies

Principles of Consolidation

The financial statements include our accounts and the accounts of our subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Presentation and Going Concern

The accompanying financial statements have been prepared assuming we will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. We are in the development stage, have incurred operating losses since our inception and have a working capital deficit. These factors raise substantial doubt about our ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from this uncertainty.

Our goal is to achieve profitability and to generate positive cash flows from operations. Our capital requirements depend on a variety of factors, including but not limited to, the cash that will be required to grow our business operations and to service our debt. Failure to raise capital to fund our operations and to generate positive cash flow from such operations will have a material adverse effect on our financial condition, results of operations and cash flows.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States of America (“U.S.”) requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although these estimates are based on the knowledge of current events and actions we may undertake in the future, they may ultimately differ from actual results. Included in these estimates are assumptions used in determining the value and lives of long-lived assets, in Black-Scholes-Merton (“BSM”) valuation models, in estimating the fair value of stock-based compensation, promissory note with an embedded convertible option and royalty obligations and in determining valuation allowances for deferred tax assets, among others.

Concentration of Credit Risk

We maintained our domestic cash in one financial institution during the year ended December 31, 2012. Balances were insured up to Federal Deposit Insurance Corporation limits of $250,000 per institution. At times, cash balances may exceed the federally insured limits.

Stock-Based Compensation

At December 31, 2012, we had two stock-based employee compensation plans, which are described more fully in Note 7. In accordance with the Compensation – Stock Compensation Topic of the Codification, awards granted are valued at fair value and compensation cost is recognized on a straight line basis over the service period of each award.

Income Taxes

We adopted Accounting Standards Codification subtopic 740-10, Income Taxes ("ASC 740-10") which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as amortization of intangible assets, deferred officers' compensation and stock-based compensation. A valuation allowance is provided against net deferred tax assets where we determine realization is not currently judged to be more likely than not.

The financial statements reflect net losses and therefore do not contain a provision for income taxes. We recognize and measure uncertain tax positions through a two-step process in accordance with the Income Taxes Topic of the Codification. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. We consider many factors when evaluating and estimating tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. Accordingly, we report a liability for unrecognized tax benefits resulting from the uncertain tax positions taken or expected to be taken in a tax return and recognize interest and penalties, if any, related to uncertain tax positions in income tax expense.

Loss Per Common Share and Common Share Equivalent

Basic and diluted loss per common share is computed by dividing the loss by the weighted average number of common shares outstanding for the period. Since we have incurred losses attributable to common stockholders since inception on December 14, 2011, diluted loss per common share has not been computed by giving effect to all potentially dilutive common shares that were outstanding during the period. Dilutive common shares consist of incremental shares issuable upon exercise of stock options and warrants to the extent that the average fair value of our common stock for each period is greater than the exercise price of the derivative securities.

Impact of Recently Issued Accounting Standards

From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies will issue new accounting pronouncements. Updates to the FASB Accounting Standards Codification (“ASC” or “Codification”) are communicated through issuance of an Accounting Standards Update (“ASU”).

In June 2011, the FASB issued a new standard which changes the requirements for presenting comprehensive income in the financial statements. The new standard eliminated the option to present other comprehensive income (OCI) in the statement of stockholders’ equity and instead required net income, components of OCI, and total comprehensive income to be presented in one continuous statement or two separate but consecutive statements. The standard affected the way we present OCI, but had no other effect on our results of operations, financial position or cash flows. The standard was effective for us beginning with our first quarter 2012 reporting and had no effect on adoption.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for our fiscal years, and interim periods within those years beginning after December 15, 2012. We do not have other comprehensive income or loss and believe the adoption of this will not have a material impact on our financial statements.